Schedule of Prepayments and Other Current Assets (Details) - HCYC Group Company Limited [Member] - USD ($)	Sep. 30, 2024		Mar. 31, 2024		Mar. 31, 2023
Restructuring Cost and Reserve [Line Items]
Prepaid expenses	$ 33,189	[1]	$ 50,517	[1],[2]	$ 43,252	[2]
Other current asset	5,930		1,852		27
Total	$ 39,119		$ 52,369		$ 43,279

[1]	Prepaid expenses represent the prepayments for leasehold restoration fees, insurance fees, IT supports, and other services that amortize within 12 months.
[2]	Prepaid expenses represent the prepayments for insurance fees, IT supports, and other services that amortize within 12 months.